VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

VOYA EDUCATOR’S DIRECT

A GROUP DEFERRED VARIABLE ANNUITY CONTRACT

(“THE CONTRACT” OR “CONTRACTS”)

issued to

Plans Established by Eligible Organizations Under Tax Code Sections
403(b) and Roth 403(b) Plans

UPDATING SUMMARY PROSPECTUS

May 1, 2022

 ____________________________________________________________________________

There is one class of Contract described in this updating summary prospectus. The Contract is issued in connection with plans established by eligible organizations under Tax Code Section 403(b), including Roth 403(b) plans. The Contract is no longer offered for new sales to participants and plans, and new participants cannot be added under the existing Contract. The existing Contract will continue to accept additional purchase payments subject to the terms of the Contract.

The full prospectus for the Contracts contains more information about the Contracts, including the features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=NRVA04582. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary prospectus that have special meaning.

Account Value: The value of: The value of the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group deferred variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Customer Service: The location from which we service the Contract. The mailing address and telephone number of Customer Service is P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For installment Purchase Payments, the period of time it takes to complete the number of installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an, employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

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UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.

●	Fee Table

Loans that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. The loan initiation fee will be deducted from the Vested individual Account Value during the first month of the loan period. We reserve the right to change the fee charged for loan initiation, but not to exceed $125 per loan.

Loans that have a 0.0% Loan Interest Rate Spread may also be subject to an annual loan administration fee (in addition to a loan initiation fee). The annual loan administration fee may apply to each outstanding loan and, if applied, will be deducted from the Vested individual Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee will not exceed $50.

●	Investment Options: There are no current changes to the Investment Options.

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 IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.
Transaction Charges

The Investor may be charged for other transactions:

● If you and take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan; and

● Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLES – Transaction Expenses” and “CHARGES AND FEES” in the full prospectus for the Contract.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee are charged until the loan is repaid.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	1.25%[1,2]
	Investment Options (annual charges)	0.70%[3]	1.31%[3]

[1]	As a percentage of average Account Value.

[2]	The annual maintenance fee, included in the Base Contract Expenses, reimburses us for our administrative expenses related to the Contract, the Separate Account and the Subaccounts. See “CHARGES AND FEES – Annual Maintenance Fee” in the full prospectus for the Contract.

[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2021, and will vary from year to year.

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FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges) (continued from previous page)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges that substantially increase costs.

	Lowest Annual Cost Estimate: $2,089	Highest Annual Cost Estimate: $27,852
	Assumes: ● Investment of $100,000; ● 5% annual appreciation; ● No optional benefits; ● No sales charges; and ● No additional Purchase Payments, transfers or withdrawals.	Assumes: ● Investment of $100,000; ● 5% annual appreciation; ● No sales charges; and ● No additional Purchase Payments, transfers or withdrawals.
See “FEE TABLES – Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges” in the full prospectus for the Contract.
RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the prospectus for the Contract.
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option will have its own unique risks, and you should review these investment options before making an investment decision.

See ‘THE INVESTMENT OPTIONS – The Variable Investment Options” in the full prospectus for the Contract and “APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT” to this summary prospectus.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, guarantees or benefits are subject to the claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account” in the full prospectus for the Contract.

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RESTRICTIONS
Investments

●   Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

●   Some Subaccounts may not be available through certain Contracts, your plan or in some states. See your contract or certificate for any state specific variations;

●   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

●   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and ”THE CONTRACT – Limits on Frequent or Disruptive Transfers” in the full prospectus for the Contract.

Optional Benefits

We may discontinue or restrict the availability of an optional benefit. Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits.

See “THE INVESTMENT OPTIONS – Selecting Investment Options” and “Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers” in the full prospectus for the Contract.

TAXES
Tax Implications

●   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

●   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

●   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full prospectus for the Contract.

CONFLICTS OF INTEREST
Investment Professional Compensation

●   We do not pay compensation to broker-dealers or their registered representatives in connection with the sale of the Contract.

●   Compensation may be paid in the form of commissions or other compensation, to certain management personnel, including sales management personnel.

●   Because of this sales-based compensation, management personnel and sales management personnel may have a financial incentive to offer or recommend the Contract over another investment.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

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APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=NRVA04582. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	10.42%	9.91%	8.97%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	13.87%	11.82%	10.67%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

[1]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	17.56%	13.23%	11.64%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	17.64%	13.27%	11.68%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	5.81%	6.95%	6.05%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

[2]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	10.67%	10.04%	9.05%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	14.08%	11.75%	10.43%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	17.26%	12.96%	11.35%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

[3]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.

[4]	This Fund is closed to new plan participants as of July 1, 2010.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal	Voya Solution 2055 Portfolio (Class S)[5,6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	17.32%	13.02%	11.43%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)[5,6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	6.37%	7.38%	6.37%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

[5]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.

[6]	This Fund is closed to new plan participants as of July 1, 2010.

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 HOW TO GET MORE INFORMATION

This updating summary prospectus incorporates by reference the full Voya Educator’s Direct Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2022, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=NRVA04582. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

EDGAR Contract Identifier: C000071618

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